Internally Developed Software, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Internally Developed Software, Net [Abstract]
INTERNALLY DEVELOPED SOFTWARE, NET

5. INTERNALLY DEVELOPED SOFTWARE, NET

During the year ended December 31, 2024, the Company capitalized $653,288 of internally developed software costs in connection with the development and continued enhancement of the technology platform and web interfaces. Capitalized costs primarily consist of payroll and payroll-related costs for the Company’s employees.

During the six months ended June 30, 2025, the Company did not capitalize any costs of its internally developed software. The Company recognized $735,436 and $1,075,555 of amortization expense associated with capitalized internally developed software costs during the six months ended June 30, 2025 and 2024, respectively. Accumulated amortization associated with capitalized internally developed software costs as of June 30, 2025 and December 31, 2024 was $9,737,172 and $9,001,736, respectively.

5.	INTERNALLY DEVELOPED SOFTWARE, NET

During the years ended December 31, 2024 and 2023, the Company capitalized $653,288 and $3,767,332, respectively, of internally developed software costs in connection with the development and continued enhancement of the technology platform and web interfaces. Capitalized costs primarily consist of payroll and payroll-related costs for the Company’s employees. The Company recognized $2,036,981 and $1,948,085 of amortization expense associated with capitalized internally developed software costs during the years ended December 31, 2024 and 2023, respectively. Accumulated amortization associated with capitalized internally developed software costs as of December 31, 2024 and 2023 was $9,001,736 and $6,964,755, respectively.

During the year end December 31, 2024, the Company recognized $327,387 impairment loss of internally developed software.